1605(c) De-SPAC and Related Financing Transactions, Effects	Sep. 30, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

Benefits and Detriments of the Business Combination

Stakeholder	Benefits	Detriments
CCXI	The completion of the business combination avoids the liquidation of the trust account and is expected to create value for CCXI and its shareholders.	By pursuing the business combination, CCXI could have potentially forgone opportunities to identify a target that may have a more optimal risk/return profile than Agility.
Sponsor & affiliates

The completion of the business combination avoids the liquidation of the trust account, in which case the Sponsor would not be entitled to rights to liquidating distributions from the trust account with respect to any CCXI Founder Shares or CCXI private placement units it holds, and is expected to create value for CCXI and its shareholders. In addition, see “Proposal No. 1 — The Business Combination Proposal — Interests of Certain CCXI Persons in the Business Combination — Sponsor and Affiliates Compensation” for more information about the Sponsor and its affiliates’ compensation.

By pursuing the business combination, CCXI could have potentially forgone opportunities to identify a target that may have a more optimal risk/return profile than Agility.
Unaffiliated security holders

If the market were to recognize the valuation and potential of Agility, the price of Post-Closing Company common stock may increase following the Closing from the per share trust account balance of approximately $10.16 per share as of June 30, 2026, which will benefit the unaffiliated security holders.

For non-redeeming shareholders, if the market does not recognize the valuation and potential of Agility, either as a result of a general market downturn or risks specific to Agility, the price of Post-Closing Company common stock may decrease following the Closing from the per share trust account balance of approximately $10.16 as of June 30, 2026, which may result in a loss to such shareholders as compared to if they had exercised their redemption rights prior to the closing.

Agility

The completion of the business combination will result in Agility becoming a publicly traded company on a major U.S. stock exchange. As a U.S. public company, Agility and, therefore, Agility’s legacy stockholders, are expected to benefit from increased visibility in the capital markets, which may enhance awareness of the Agility brand and support commercial adoption of its humanoid robotics and physical AI solutions. In addition, Agility will have access to the U.S. public capital markets, providing the ability to raise additional capital to support commercialization, scale operations, and execute its long-term growth strategy.

Agility’s management has invested substantial time and effort to complete the business combination; the benefits sought to be achieved by the business combination might not be fully achieved or may not be achieved within the expected timeframe; and the completion of the business combination is conditioned on the satisfaction of certain closing conditions that are not within Agility’s control.

CCXI [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The completion of the business combination avoids the liquidation of the trust account and is expected to create value for CCXI and its shareholders.
SPAC Sponsor and its Affiliates [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The completion of the business combination avoids the liquidation of the trust account, in which case the Sponsor would not be entitled to rights to liquidating distributions from the trust account with respect to any CCXI Founder Shares or CCXI private placement units it holds, and is expected to create value for CCXI and its shareholders. In addition, see “Proposal No. 1 — The Business Combination Proposal — Interests of Certain CCXI Persons in the Business Combination — Sponsor and Affiliates Compensation” for more information about the Sponsor and its affiliates’ compensation.
Unaffiliated Securityholders of the SPAC [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	If the market were to recognize the valuation and potential of Agility, the price of Post-Closing Company common stock may increase following the Closing from the per share trust account balance of approximately $10.16 per share as of June 30, 2026, which will benefit the unaffiliated security holders.
Agility [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The completion of the business combination will result in Agility becoming a publicly traded company on a major U.S. stock exchange. As a U.S. public company, Agility and, therefore, Agility’s legacy stockholders, are expected to benefit from increased visibility in the capital markets, which may enhance awareness of the Agility brand and support commercial adoption of its humanoid robotics and physical AI solutions. In addition, Agility will have access to the U.S. public capital markets, providing the ability to raise additional capital to support commercialization, scale operations, and execute its long-term growth strategy.